Financial Instruments and Fair Value	12 Months Ended
Dec. 31, 2022
Disclosure of financial instruments at fair value through profit or loss [text block] [Abstract]
Financial instruments and fair value

NOTE 19: Financial instruments and fair value

The table shows the Company’s significant financial assets and liabilities. All financial assets and liabilities are carried at amortized cost with the exception of the contingent considerations in relation to acquisitions and derivative financial instruments reported at fair value through the statement of profit or loss.

All financial assets and liabilities are considered to have carrying amounts that do not materially differ from their fair value.

Thousands of $ For The Years ended December 31	2022	2021	Fair value hierarchy
Assets
At amortized cost
Trade receivables	9,357	4,582
Cash and cash equivalents	15,503	58,498
Total financial assets	24,860	63,080

Liabilities
At fair value:
Other financial liabilities
- GPS contingent consideration	52,881		Level 3
- NovioGendix contingent consideration	1,182	1,617	Level 3
- Innovatus derivative instrument	910		Level 3
- Kreos derivative instrument	891	810	Level 3
Subtotal financial liabilities at fair value	55,864	2,427

At amortized cost:
Loans and borrowings	35,530	12,092	Level 2
Lease liabilities	4,263	3,464
Trade payables	10,178	7,455
Subtotal financial liabilities at amortized cost	49,971	23,011
Total financial liabilities	105,835	25,438

Recognized fair value measurements – valuation technique and principal inputs

The fair value of the financial instruments has been determined on the basis of the following methods and assumptions:

●	The carrying value of the cash and cash equivalents, the trade receivables, other current assets and the trade payables approximate their fair value due to their short-term character;

●	The fair value of loans and borrowings applying the Effective Interest Rate method approximates their carrying value (level 2).

o	Innovatus debt facility: the host financial liability was obtained with a variable interest rate based upon the Prime Rate (with a floor of 4% and a margin of 4.25%)

o	Paycheck Protection Program (PPP): applying a market rate would not result in a materially different fair value which carries an interest rate of 1% and was obtained as part of the U.S Coronavirus Aid, Relief, and Economic Security (CARES) Act.

o	Kreos debt facility: the Kreos loan was obtained at the end of 2019 with a nominal fixed interest rate of 9.5%, however, the carrying value is considered to approximate their fair value considering:

■	Additional contractually agreed advance and post payments agreed upon with Kreos that have been integrated in the effective interest rate method;

■	During 2020 and 2021, the Company and Kreos negotiated modification to the original agreement resulting in additional consecutive interest-only periods. As compensation for these modifications, part of the loan amounts became convertible as described in Note 16, however the Company and Kreos agreed to maintain nominal fixed interest rate in line with the initial agreement.

■	Given repayment of the Kreos facility during 2022, no fair value assessment was performed as of December 31, 2022

●	Leases are measured at the present value of the remaining lease payments, using a discount rate based on the incremental borrowing rate at the commencement date of these leases. Their fair value approximates their carrying value.

●

The fair value of contingent consideration payable to NovioGendix (presented in the yearend statement of financial position under “other non-current financial liabilities” and “other current financial liabilities”) and Exact Sciences is based on an estimated outcome of the conditional purchase price/contingent payments arising from contractual obligations (level 3). This is initially recognized as part of the purchase price and subsequently fair valued with changes recorded through other operating income in the statement of profit or loss.

o	NovioGendix: the Company used a discount rate of 12.16%. A net positive fair value measurement of $435,000 was recognized in the 2022 consolidated financial statements, of which $632,000 in operating income and $197,000 in financial expense.

o	GPS: The fair value of the contingent consideration payable to Exact Sciences is based on a probability-weighted average estimate based on multiple scenarios varying in timing and amount of earn-out payment. This probably-weighted estimate is then discounted to its net present value taking into account expected time when earn-out would become payable in 2024, 2025 and 2026. This contingent consideration was initially recorded along with the purchase price allocation of this business combination as explained in Note 3. A fair-value adjustments resulting in a financial charge of $ 2.4 million has been recorded as of December 31, 2022. The Company used a discount rate of 14.95%

●	The fair value of the derivative financial liabilities related to the initial Kreos drawdown fee of €630,000 ($672,000) is based upon the evolution of the share price of MDxHealth as well as the estimated probabilities that either payment at 150% or conversion will be requested by Kreos. Whereas share price of MDxHealth can be considered as a level 1 input, the other variable, being the probability assessment of possible scenarios should be considered as level 3 input. The fair value of the liability is estimated at $891,000 for the year ended December 31, 2022.

●	The fair value of the derivative financial liabilities related to the Innovatus derivative call option (as detailed in Note 16) was performed using a binomial pricing model which takes into account several factors including the expected evolution in price of an ADS and are considered as level 3 input. The fair value of the liability is estimated at $910,000 for the year ended December 31, 2022.

●	Financial instruments are evaluated based on the mark-to-market report and the unrealized gains (loss) are recognized through the statement of profit or loss.

Fair value hierarchy:

The Company uses the following hierarchy for determining and disclosing the fair value of financial instruments by valuation technique:

●	Level 1: quoted prices in active markets for identical assets and liabilities;

●	Level 2: other techniques for which all inputs which have a significant effect on the recorded fair value are observable, either directly or indirectly; and

●	Level 3: techniques which use inputs that have a significant effect on the recorded fair value that are not based on observable market data.

No financial assets or financial liabilities have been reclassified between the valuation categories during the year.

A reconciliation of cash and non-cash movements of level 3 financial liabilities is presented below:

Thousands of $	Financial Derivative Instruments (Kreos and Innovatus)		Contingent Consideration (NovioGendix and GPS)
For the years ended December 31	2022	2021	2022	2021
Beginning balance	810	0	1,617	1,599
Cash movements
Loans and borrowings repaid
Non-cash movements
GPS contingent consideration			50,483
Innovatus embedded derivative convertible call option	1,026
Reclassification[1]		773
Effective interest rate adjustment
Foreign exchange rate impact / other movements	(35)	(59)
Fair value changes through profit and loss		96	1,963	18
Ending balance	1,801	810	54,063	1,617

1)	Reclassification of the fair value of the derivative financial liability of the initial drawdown fee to be presented separately